Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2026
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 8 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Salary payable	5,237	5,315
Others	7,997	5,692
Total	$13,234	$11,007